UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

	Vanguard Energy Fund	Shares	Market Value (000)
COMMON STOCKS (93.2%)
UNITED STATES (51.0%)
	Coal (3.7%)
	Peabody Energy Corp.	1,286,100	$82,027
	CONSOL Energy, Inc.	1,695,100	60,007
	Arch Coal, Inc.	1,033,300	33,603

			175,637

	Energy Miscellaneous (2.8%)
	Valero Energy Corp.	2,029,600	87,212
	Sunoco, Inc.	609,100	45,293

			132,505

	Machinery—Oil Well Equipment & Services (8.1%)
	Schlumberger Ltd.	1,962,100	123,495
	Baker Hughes, Inc.	2,081,900	89,168
	Halliburton Co.	2,199,700	81,477
*	Nabors Industries, Inc.	942,000	46,271
*	Weatherford International Ltd.	751,100	39,253
*	Rowan Cos., Inc.	305,200	7,792

			387,456

	Materials & Processing (0.8%)
	Ashland, Inc.	683,500	39,383

	Offshore Drilling (3.8%)
*	Transocean Inc.	2,798,700	98,654
	GlobalSantaFe Corp.	2,862,300	84,438

			183,092

	Oil—Crude Producers (11.2%)
	Burlington Resources, Inc.	1,965,800	81,581
	Kerr-McGee Corp.	1,330,245	78,777
	Anadarko Petroleum Corp.	886,100	59,767
	Noble Energy, Inc.	908,000	52,664
	EOG Resources, Inc.	743,800	49,507
*	Premcor, Inc.	1,252,300	48,890
	Devon Energy Corp.	626,800	46,364
*	Newfield Exploration Co.	737,200	42,905
	Cabot Oil & Gas Corp.	954,200	40,372
	XTO Energy, Inc.	1,036,500	34,598

			535,425

	Oil—Integrated Domestic (5.6%)
	ConocoPhillips Co.	1,800,780	151,824
	Occidental Petroleum Corp.	1,316,300	73,489
	Amerada Hess Corp.	554,400	44,746

			270,059

	Oil—Integrated International (13.1%)
	ExxonMobil Corp.	5,239,100	257,869
	ChevronTexaco Corp.	3,814,600	202,403
	Marathon Oil Corp.	2,263,500	86,262
	Unocal Corp.	1,947,600	81,312

			627,846

	Utilities—Gas Pipelines (1.9%)
	Equitable Resources, Inc.	1,344,400	74,345
	Williams Cos., Inc.	823,100	10,297
	El Paso Corp.	912,200	8,155

			92,797

	TOTAL UNITED STATES		2,444,200

	INTERNATIONAL (42.2%)

	Australia (2.0%)
	BHP Billiton Ltd ADR	4,607,600	95,239

	Brazil (1.3%)
	Petrol Brasil ADR	1,743,800	61,922

	Canada (9.4%)
	Canadian Natural Resources Ltd.	1,903,300	79,862
	EnCana Corp.	1,528,000	75,483
	Shell Canada Ltd. Class A	1,044,700	64,219
	Talisman Energy, Inc.	1,871,986	50,186
	Canadian Oil Sands Trust	844,235	40,905
	Petro Canada	894,700	48,752
*	Western Oil Sands Inc.	1,238,545	39,499
	Suncor Energy, Inc.	1,005,100	34,274
*	Paramount Resources Ltd.	1,015,404	19,313

			452,493

	China (0.9%)
	China Petroleum and Chemical Corp. ADR	1,068,500	40,998

	France (4.6%)
	Total SA ADR	2,115,000	220,552

	Hong Kong (1.1%)
	CNOOC Ltd. ADR	990,150	51,290

	India
	Oil & Natural Gas Corp., Ltd. Warrants Exp. 3/15/2005	234,300	4,071

	Italy (3.6%)
	ENI SpA ADR	1,517,700	173,670

	Netherlands (2.4%)
	Royal Dutch Petroleum Co. ADR	1,637,200	88,802
	Fugro NV	340,562	26,383

			115,185

	Norway (3.2%)
	Statoil ASA ADR	5,504,800	80,260
	Norsk Hydro AS ADR	1,012,000	74,837

			155,097

	Russia (1.4%)
*	OAO Lukoil Holding Sponsored ADR	408,200	50,923
	Surgutneftegaz ADR	459,300	18,280

			69,203

	South Africa (0.8%)
	Sasol Ltd. Sponsored ADR	1,798,600	36,206

	Spain (1.2%)
	Repsol YPF, SA ADR	2,584,900	56,015

	United Kingdom (10.3%)
	BP PLC ADR	3,669,800	213,766
	Shell Transport & Trading Co. ADR	2,632,400	124,407
	BG Group PLC	18,719,800	121,767
	National Grid Transco PLC	3,770,474	32,713

			492,653

	TOTAL INTERNATIONAL		2,024,594

	TOTAL COMMON STOCKS
	(Cost $3,007,253)		4,468,794

	TEMPORARY CASH INVESTMENTS (12.3%)

	Money Market Fund (3.9%)
	Vanguard Market Liquidity Fund, 1.77%**	185,235,300	185,235

		Face
		Amount
		(000)

	Repurchase Agreements (8.4%)
	Bank America
	1.86%, 11/1/2004
	(Dated 10/29/2004, Repurchase Value $243,638,000,
	collateralized by Federal National Mortgage Assn.,
	5.00%, 4/1/2034)	$243,600	243,600
	Credit Suisse First Boston
	1.86%, 11/1/2004
	(Dated 10/29/2004, Repurchase Value $158,225,000,
	collateralized by Federal Home Loan Mortgage Corp.,
	2.375%-4.875%, 2/15/2007-11/15/2013)	158,200	158,200

			401,800

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $587,035)		587,035

	TOTAL INVESTMENTS (105.5%)
	(Cost $3,594,288)		5,055,829

	OTHER ASSETS AND LIABILITIES-NET (-5.5%)		(261,393)

	NET ASSETS (100%)		$4,794,436

*Non-income-producing security.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
	ADR--American Depositary Receipt.

Securities Investments: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2004, the cost of investment securities for tax purposes was $3,594,288,000. Net unrealized appreciation of investment securities for tax purposes was $1,461,541,000, consisting entirely of unrealized gains of $1,461,541,000 on securities that had risen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.